Note 9 - Income Taxes - Reconciliation of Income Tax Rate (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2015
Computed (expected tax rate)	21.00%	21.00%	21.00%	35.00%
State income taxes (net of federal tax benefit)	3.80%	3.70%	3.10%
Federal credits	1.20%	0.80%	0.30%
State rate changes	0.80%	0.30%	0.00%
State credit expiration	0.60%	0.90%	0.00%
Change in valuation allowance	2.30%	(1.10%)	0.20%
Federal return to accrual	0.10%	0.90%	(0.00%)
State return to accrual	0.20%	(0.10%)	(0.00%)
Federal net operating loss (NOL) carryback rate difference	0.00%	0.00%	(2.80%)
Interest received on federal NOL carryback	0.00%	(0.30%)	(0.20%)
Uncertain tax benefits return to accrual	0.10%	(0.30%)	(0.00%)
Other	0.10%	(0.20%)	0.20%
Effective income tax rate	27.00%	23.00%	21.20%